Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit balance	€ 4,295	€ 4,332
Net Pension Assets	6,754	7,740
Net Pension Liabilities	(2,459)	(3,408)
United States Pension benefits
Net defined benefit
Net defined benefit balance	5,386	6,095
Net Pension Assets	5,658	6,422
Net Pension Liabilities	(272)	(327)
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(978)	(1,256)
Net Pension Liabilities	(978)	(1,256)
Other pensions
Net defined benefit
Net defined benefit balance	(113)	(507)
Net Pension Assets	1,096	1,318
Net Pension Liabilities	€ (1,209)	€ (1,825)